Income and expenses	12 Months Ended
Dec. 31, 2021
Income and expenses
Income and expenses

26.   Income and expenses

26.1 Sales

Sales by segment for the years ended December 31 are as follows:

	2021	2020	2019
	US$'000	US$'000	US$'000
North America - Silicon	524,808	425,277	551,500
Europe - Silicon	665,337	467,728	593,907
Europe - Manganese	476,287	240,142	564,060
South Africa - Silicon	117,195	80,572	136,292
Other segments	43,568	25,334	43,147
Eliminations	(48,287)	(94,619)	(273,684)
Total	1,778,908	1,144,434	1,615,222

Sales by geographical area for the years ended December 31 are as follows:

	2021	2020	2019
	US$'000	US$'000	US$'000
Spain	251,528	133,370	183,969
Germany	292,774	191,107	249,911
Italy	76,721	42,067	99,796
France	130,811	79,491	109,513
Other EU Countries	176,046	88,443	220,475
USA	515,095	404,633	533,764
Rest of World	335,933	205,323	217,794
Total	1,778,908	1,144,434	1,615,222

26.2 Staff costs

The average monthly number of employees (including Executive Directors) was:

	2021	2020	2019
Directors	8	6	8
Senior Managers	289	291	345
Employees	2,997	3,020	3,383
Total	3,294	3,317	3,736

Staff costs are comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	214,374	161,957	208,317
Pension plan contributions	7,571	3,641	12,787
Employee benefit costs	58,972	49,184	63,925
Total	280,917	214,782	285,029

26.3 Depreciation and amortization charges, operating allowances and write-downs

Depreciation and amortization charges, operating allowances and write-downs are comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	7,241	7,183	7,305
Depreciation of property, plant and equipment (Note 9)	90,087	101,006	112,824
Other write-downs and reversals	—	—	65
Total	97,328	108,189	120,194

26.4 Finance income and finance costs

Finance income is comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Finance income of related parties (Note 24)	—	16	68
Other finance income	253	161	1,312
Total	253	177	1,380

Finance costs are comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Interest on debt instruments	42,579	34,989	33,705
Interest on loans and credit facilities	12,584	8,404	15,533
Interest on note and bill discounting	88	363	373
Interest on leases	1,100	1,358	1,972
Trade receivables securitization expense (Note 10)	399	15,044	9,192
Other finance costs	92,439	6,810	2,450
Total	149,189	66,968	63,225

At the completion of the comprehensive refinancing, the Company recorded a finance cost of $90.8 million (See Note 18).

26.5 Impairment losses and net (loss) gain due to changes in the value of assets

Impairment losses and net loss gain due to changes in the value of assets are comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	—	—	(174,008)
Impairment of intangible assets (Note 8)	(1,153)	—	(211)
Impairment of property, plant and equipment (Note 9)	1,663	(71,929)	(1,224)
Impairment of non-current financial assets	(373)	—	(456)
Impairment of other	—	(1,415)	—
Impairment (reversal)/losses	137	(73,344)	(175,899)

Increase (decrease) in fair value of biological assets (Note 29)	—	—	(530)
Other (loss) / profit	758	158	(1,044)
Net (loss) gain due to changes in the value of assets	758	158	(1,574)

26.6 (Loss) gain on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Gain on disposal of intangible assets	—	1,692	—
Gain on disposal of property, plant and equipment	2,462	473	353
Loss on disposal of property, plant and equipment	(1,123)	(873)	(1,761)
Gain on disposal of other non-current assets	47	—	6
Loss on disposal of other non-current assets		—	—
(Loss) gain on disposal of subsidiary	—	—	(821)
Total	1,386	1,292	(2,223)

During 2021, Ferroglobe has sold the assets related to Niagara facility, the Company received net cash proceeds of $1,370 thousand and recognized a gain on disposal for the  same amount (zero was the net book value of Niagara assets as of December 31, 2020). Additionally, the French subsidiary FerroPem has sold property of Chateau-Feuillet facility, amounting to $1,092 thousand fully depreciated.

Loss on disposal during 2021 is mainaly due to asset disposals in American and Candian subsidieries.

During 2020, Ferroglobe sold CO2 emissions rights that were derecognized from the balance sheet against the cash received, as the carrying amount price per emission right was lower to the sales price per CO2 emission right, an income of $1,692 thousand was recognized on the disposal of intangible assets.

On September 19, 2019, Ferroglobe closed on the sale of its subsidiary Ultracore Polska ZOO, which manufactures cored wire in Poland, recognized a loss on disposal of $821 thousand.

26.7 Contractual assets and liabilities

Contractual assets and liabilities are comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Contractual Assets	5,785	5,152	5,271
Contractual Liabilities	5,047	1,687	134
Total	10,832	6,839	5,405

Contractual assets are recorded within “trade and other receivables” and relate to unbilled services.

Contractual liabilities are recorded within “Trade an other payable” and relate to advances from customers.